Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of financial instruments measured at fair value
	December 31, 2017
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants (see Note 9(C)(1))	-	-	2,012	2,012
Put option to Taoz (see Note 12)	-	-	1,030	1,030

	-	-	3,042	3,042

Schedule of fair value measurement

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

Warrants	Black - Scholes	expected term	5.5 years
		expected volatility	81.66%
		annual risk free interest	1.94%
		dividend yield	0%

Investment and Put option to Taoz	Monte–Carlo Simulation	Valuation at milestone (USD thousand)	12,000 – 17,000
		Share Price (USD)	812 – 1,150
		Probability of reaching milestone (%)	50%
		Risk free interest rate (%)	1.71% - 1.97%
		expected volatility	74.96%